Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
Note 13 – Equity-Based Compensation
In December 2016, HydraFacial established its 2016 Equity Incentive Award Plan (the “2016 Plan”), the purpose of which was to provide incentives to selected officers and employees, to secure and retain their services, and to strengthen their commitment to HydraFacial. The 2016 Plan provided for grants of time vesting (“Time Vesting Options”) and performance- based equity awards (“Performance Vesting Options”) to Company employees (together the “Options”). The vesting of these Options varies based on whether such Time Vesting Options or Performance Vesting Options as described in the grant agreements.
During May 2020, HydraFacial canceled 1,295 of the Time Vesting Options and 4,440 of the Performance Vesting Options outstanding under the 2016 Plan and replaced these awards with 1,295 of new time vested incentive units and 4,440 of performance based incentive units for certain members of management. All of the time vesting units and performance vesting units immediately vested upon the consummation of the Business Combination. As a result of the accelerated vesting of options and performance units from the consummation of the Business Combination, the Company recognized $1.4 million in stock compensation expense.
The Beauty Health Company 2021 Incentive Award Plan (the “2021 Plan”) became effective upon the consummation of the Business Combination. Pursuant to the 2021 Plan, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, other stock or cash based awards to eligible service providers. The aggregate number of shares of the Company’s Class A Common Stock that may be issued pursuant to awards granted under the 2021 Plan is the sum of (i) 14,839,640 and (ii) an annual increase on January 1 of each calendar year (commencing with January 1, 2022 and ending on and including January 1, 2031) equal to a number of shares equal to 4% of the aggregate shares outstanding as of December 31 of the immediately preceding calendar year (or such lesser number of shares as is determined by the Company’s Board of Directors), subject to adjustment by the plan administrator in the event of certain changes in our corporate structure. The maximum number of shares that may be granted with respect to incentive stock options (“ISOs”) under the 2021 Plan is 7,500,000. At December 31, 2021, an aggregate 6.7 million shares of the Company’s Class A Common Stock were reserved for the issuance of awards under the 2021 Plan.
Employee Stock Purchase Plan
The Company maintains the Employee Stock Purchase Plan (the “ESPP”), which became effective upon the consummation of the Business Combination. The aggregate number of shares of the Company’s Class A Common Stock initially reserved for issuance pursuant to rights granted under the ESPP was 2,000,000. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on (and including) January 1, 2031, the number of shares available for issuance under the ESPP will be increased by a number of shares equal to the lesser of (1) one percent (1%) of the shares outstanding on the final day of the immediately preceding calendar year, and (2) such smaller number of shares as determined by the Company’s Board of Directors.
Under the ESPP, eligible employees can have up to 10% of their earnings withheld, up to certain maximums, to be used to purchase shares of the Company’s Class A Common Stock at certain purchase dates. The price of the Company’s Class A Common Stock purchased under the ESPP for the offering periods is equal to 85% of the lesser of the fair market value of a share of Class A Common Stock of the Company on the beginning or the end of the offering period.
As of December 31, 2021, there were no shares of the Company’s Class A Common Stock that were purchased under the ESPP. The Company is currently going through its first offering period which ends May 19, 2022. The Company recognized an immaterial amount of compensation expense related to the ESPP for the year ended December 31, 2021.
Stock Options
The following table summarizes the Company’s stock option activity for the year ended December 31, 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2021	—	$—
Granted	10,408,270	14.75
Forfeited	(3,623,250)	13.13

Outstanding - December 31, 2021	6,785,020	$15.64	9.45	$59,482
Options vested and expected to vest - December 31, 2021	6,785,020	$15.64	9.45	$59,482
The weighted-average grant date fair value of the stock options granted during the year ended December 31, 2021 is $7.84. At December 31, 2021, aggregate unrecognized compensation cost for unvested stock options was $49.0 million recognized over a weighted average period of 3.48 years. The stock options granted generally vest over a 4 year period.
Restricted Stock Units (“RSUs”) and Performance-based restricted stock units (“PSUs”)
The Company reserves the right to grants RSUs to certain employees, executives and directors. The RSUs granted are eligible to vest over four years, subject to the recipient’s continued employment through each vesting date.
The PSUs awarded to our NEOs pursuant to the 2021 Plan may be earned over a four-year performance period based on each NEO’s continuation in service through the end of the performance period and the attainment of pre-determined
goals related to the Company’s stock price. The actual number of shares of the Company’s Class A Common Stock to be issued, ranging from 0% to 100% of the number of PSUs granted, is to be determined based upon the performance of the Company’s Class A Common Stock and will be determined based on the greater of (i) the Company’s average stock price during the
90-day
period ending on the third anniversary of the vesting commencement date and (ii) the Company’s average stock price during the
90-day
period ending on the fourth anniversary of the vesting commencement date.
The fair value of PSU awards is recognized on a straight-line basis over their measurement period as compensation expense, and is not subject to reversal even if the market condition is not achieved. The fair value of PSUs was determined using a Monte Carlo simulation with the following assumptions:

Input	2021 Grants
Risk-free interest rate	0.50% - 0.65%
Expected volatility of the Company’s Class A Common Stock	55.0%
The following table summarizes the Company’s unvested equity award activity for the year ended December 31, 2021:

		Weighted Average Grant Date Fair Value
	RSUs	PSUs	RSUs	PSUs
Outstanding - January 1, 2021	—	—	$—	$—
Granted	439,488	1,350,000	25.91	9.92
Vested	(30,963)	—	26.16	—
Forfeited	(27,750)	(375,000)	26.16	6.10

Outstanding - December 31, 2021	380,775	975,000	25.88	11.39
The fair value of equity awards that vested, determined based on their respective fair values at vesting date, was $0.7 million in 2021. All of the outstanding equity awards are expected to vest.
At December 31, 2021, the aggregate unrecognized compensation cost for unvested RSUs and PSUs was $8.5 million and $9.9 million, respectively, recognized over a weighted average period of 3.25 years and 3.60 years, respectively.
Stock-based Compensation Expense
Compensation expense attributable to net stock-based compensation was $12.4 million, $0.4 million and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively and recorded in the Consolidated Statements of Comprehensive Loss as follows:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Cost of sales	405	67	37
Selling and marketing	3,547	58	—
Research and development	195	—	53
General and administrative	8,271	238	13

Stock-based compensation expense	$12,418	$363	$103